Agreements and Transactions with Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended						3 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2012 DCP Midstream, LLC [Member]	Dec. 31, 2013 DCP Midstream, LLC [Member]	Dec. 31, 2011 DCP Midstream, LLC [Member]	Dec. 31, 2013 Lucerne 1 [Member]		Dec. 31, 2012 Lucerne 1 [Member]		Dec. 31, 2011 Lucerne 1 [Member]		Dec. 31, 2013 Texas Express Pipeline [Member] MBbls	Apr. 30, 2012 Spectra Energy [Member] gal	Dec. 31, 2013 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Dec. 31, 2013 Southeast Texas [Member]	Dec. 31, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Dec. 31, 2013 LaSalle Plant [Member]	Dec. 31, 2013 East Texas System [Member]	Dec. 31, 2012 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member]	Dec. 31, 2013 DJ Basin NGL Fractionators [Member]	Dec. 31, 2012 DJ Basin NGL Fractionators [Member]
Related Party Transaction [Line Items]
Services agreement									$ 29		$ 26		$ 10
General and administrative expenses incurred									63	[1]	75	[2]	76	[3]	1	2	1	1	[4]	1	[4]	1	[4]			14		27		3	10				8
Other fees - DCP Midstream, LLC									17		32		47														27
Contributions from DCP Midstream, LLC				1					1	[1]	10	[5]	0																3	5			1	5	18
Length of processing agreement																																15 years
Percent of plant capacity used to calculate fixed demand charge																																75.00%
Fees received under processing agreement																																6
Natural Gas Propane Ngls Condensate Revenue											3
Transportation Processing And Other To Affiliates											1
Settlement Receivable																	7																		8
Net income attributable to noncontrolling interests	7	3	4	3	5	2	2	4	17	[1]	13	[2]	30	[3]			5	0	[4]	0	[4]	0	[4]
Transportation agreement (in MBbls per day)																								20
Terms of agreement									10 years
Operating and maintenance expense									$ 215	[1]	$ 197	[2]	$ 192	[3]				$ 4	[4]	$ 4	[4]	$ 4	[4]													$ 1	$ 1
Propane supply agreement (in gallons per year)																									185,000,000

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmZkYjQ4M2U0NmU4ZTQ1MWNhMDFjMThlMmQ5NGE4N2E1fFRleHRTZWxlY3Rpb246QzNFQTQ2N0FGM0M2QTZBRTcyNjlGNzE1MjcxRkM4NTYM}
[5]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.